GOODWILL AND OTHER INTANGIBLE ASSETS- Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
2026	$ 9,573
2027	6,648
2028	5,330
Total future amortization expense	$ 26,387
Galaxy Digital Holdings, LP
Finite-Lived Intangible Assets [Line Items]
2026		$ 16,708
2027		8,549
2028		5,624
2028		4,306
2029 and beyond		403
Total future amortization expense		$ 35,590